Segmented Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Nov. 30, 2019
Revenues	$ 395,740	$ 1,214,520	$ 773,294	$ 1,558,056
Assets	3,563,250		3,563,250		$ 3,796,713
Total property and equipment	2,036,015		2,036,015		2,273,406
United States
Revenues	395,740	$ 1,214,520	773,294	$ 1,558,056
Canada
Assets	3,563,250		3,563,250		3,796,713
Total property and equipment	$ 2,036,015		$ 2,036,015		$ 2,273,406